Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 24, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 19, 2023	Aug. 31, 2023	Aug. 21, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 21, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Feb. 15, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 09, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Aug. 18, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	US00
Account Value	$ 9,665	$ 9,665	$ 9,665	$ 9,824	$ 9,726	$ 9,970	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	24,183	$ 24,183	24,770	23,877	24,425		$ 23,870	$ 23,279	$ 22,910	$ 22,411	$ 21,536	$ 22,271	$ 21,593	$ 20,704	$ 20,584	$ 19,640	$ 17,981	$ 18,538		$ 19,338		$ 19,894	$ 19,191	$ 18,138	$ 18,334	$ 18,075	$ 17,534	$ 18,051	$ 16,844	$ 17,534	$ 16,272	$ 15,346	$ 16,970	$ 17,619	$ 16,469		$ 17,985	$ 17,964	$ 19,527	$ 19,113		$ 19,620	$ 20,633	$ 19,839		$ 20,329	$ 19,342	$ 20,175	$ 19,682	$ 19,548	$ 19,294	$ 18,998	$ 18,202	$ 17,729	$ 17,327	$ 17,406	$ 16,634	$ 14,809	$ 15,178	$ 15,683	$ 14,779	$ 14,036	$ 13,602	$ 13,035	$ 11,774	$ 13,611	$ 14,807	$ 14,973	$ 14,463	$ 14,119	$ 13,742	$ 13,459	$ 13,786	$ 13,746	$ 12,901	$ 13,715	$ 13,267	$ 13,102	$ 12,761	$ 11,827	$ 12,723	$ 12,540	$ 13,555	$ 13,497	$ 13,392	$ 13,000	$ 13,070	$ 13,054	$ 12,931	$ 13,213	$ 13,793	$ 13,056	$ 12,849	$ 12,605	$ 12,348	$ 12,114	$ 12,068	$ 11,740	$ 11,687	$ 11,434	$ 11,259	$ 11,123	$ 10,819	$ 10,531	$ 10,309	$ 10,231	$ 10,408	$ 10,344	$ 10,310	$ 9,884	$ 9,944	$ 9,931	$ 9,787	$ 9,112	$ 9,175	$ 9,764	$ 9,943	$ 10,026	$ 9,296	$ 9,646		$ 10,355	$ 10,266	$ 10,514	$ 10,528	$ 10,231	$ 10,392	$ 9,844	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	$ 24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		SPTR
Account Value	34,254	$ 34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	$ 24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
ICE BofA Global Broad Market Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name		GBMP
Account Value	10,022	$ 10,022	$ 10,022	10,252	10,208	10,563		10,388	10,153	9,877	9,858	9,726	9,984	9,929	10,062	10,191	9,784	9,317	9,436		9,726		9,854	9,798	9,797	9,986	9,936	9,632	9,955	9,648	9,607	9,176	9,242	9,763	10,169	9,946		10,272	10,245	10,835	11,181		11,322	11,576	11,604		11,640	11,672	11,901	11,951	11,801	11,879	11,786	11,642	11,865	12,106	12,236	12,086	11,881	11,893	11,932	11,971	11,602	11,499	11,436	11,226	11,475	11,391	11,241	11,183	11,273	11,199	11,318	11,079	11,105	10,865	10,714	10,744	10,609	10,669	10,508	10,300	10,264	10,371	10,458	10,454	10,471	10,517	10,599	10,765	10,652	10,747	10,630	10,591	10,482	10,523	10,616	10,511	10,342	10,350	10,200	10,088	10,075	10,024	9,916	9,957	10,362	10,644	10,592	10,640	10,560	10,262	10,390	10,259	10,002	9,791	9,698	9,654	9,805	9,785	9,737		9,730	9,705	9,751	9,919	9,827	9,915	10,001	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name			US00
Account Value	10,549	10,549	$ 10,549	10,722	10,616	10,882		10,737	10,587	10,347	10,249	10,078	10,328	10,241	10,384	10,396	10,024	9,603	9,754		10,003		10,065	10,074	10,110	10,222	10,157	9,906	10,161	9,864	9,906	9,559	9,692	10,139	10,422	10,186	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	13,632	13,632	$ 13,632	13,965	13,191	13,312		13,033	12,725	12,572	12,136	11,563	12,055	11,680	11,087	10,904	10,430	9,558	9,763		10,252	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	12,313	12,313	$ 12,313	12,612	12,157	12,436		12,154	11,853	11,665	11,411	10,965	11,339	10,994	10,542	10,480	10,000	9,155	9,439		9,846		10,129	9,771	9,235	9,335	9,203	8,928	9,191	8,576	8,928	8,285	7,813	8,641	8,971	8,385		9,157	9,146	9,942	9,732	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	11,711	11,711	$ 11,711	11,995	11,562	11,828		11,559	11,273	11,094	10,852	10,429	10,785	10,456	10,026	9,968	9,511	8,707	8,977		9,364		9,634	9,293	8,783	8,878	8,753	8,491	8,741	8,157	8,491	7,880	7,431	8,218	8,532	7,975		8,709	8,699	9,456	9,256		9,501	9,992	9,607	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	$ 24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
ICE BofA Global Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		GBMI
Account Value	9,962	$ 9,962	$ 9,962	10,210	10,160	10,523		10,351	10,121	9,836	9,818	9,684	9,954	9,892	10,042	10,174	9,752	9,282	9,405		9,706		9,828	9,789	9,784	9,979	9,925	9,617	9,937	9,638	9,616	9,180	9,240	9,755	10,172	9,947		10,263	10,241	10,831	11,188		11,333	11,594	11,628		11,659	11,688	11,908	11,963	11,805	11,881	11,791	11,652	11,871	12,109	12,235	12,094	11,898	11,916	11,954	11,994	11,622	11,523	11,469	11,262	11,487	11,392	11,231	11,184	11,273	11,205	11,332	11,076	11,108	10,878	10,719	10,747	10,605	10,663	10,510	10,300	10,272	10,377	10,473	10,459	10,481	10,520	10,589	10,754	10,642	10,735	10,626	10,592	10,486	10,522	10,617	10,509	10,344	10,354	10,205	10,089	10,080	10,035	9,936	9,979	10,375	10,660	10,611	10,662	10,585	10,294	10,409	10,278	10,039	9,823	9,725	9,676	9,828	9,819	9,763		9,742	9,706	9,751	9,915	9,830	9,912	9,997	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	$ 24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
ICE BofA Global Broad Market Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name		GBMP
Account Value	10,022	$ 10,022	$ 10,022	10,252	10,208	10,563		10,388	10,153	9,877	9,858	9,726	9,984	9,929	10,062	10,191	9,784	9,317	9,436		9,726		9,854	9,798	9,797	9,986	9,936	9,632	9,955	9,648	9,607	9,176	9,242	9,763	10,169	9,946		10,272	10,245	10,835	11,181		11,322	11,576	11,604		11,640	11,672	11,901	11,951	11,801	11,879	11,786	11,642	11,865	12,106	12,236	12,086	11,881	11,893	11,932	11,971	11,602	11,499	11,436	11,226	11,475	11,391	11,241	11,183	11,273	11,199	11,318	11,079	11,105	10,865	10,714	10,744	10,609	10,669	10,508	10,300	10,264	10,371	10,458	10,454	10,471	10,517	10,599	10,765	10,652	10,747	10,630	10,591	10,482	10,523	10,616	10,511	10,342	10,350	10,200	10,088	10,075	10,024	9,916	9,957	10,362	10,644	10,592	10,640	10,560	10,262	10,390	10,259	10,002	9,791	9,698	9,654	9,805	9,785	9,737		9,730	9,705	9,751	9,919	9,827	9,915	10,001	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	$ 24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		SPTR
Account Value	34,254	$ 34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	13,479	13,479	$ 13,479	13,808	13,042	13,162		12,887	12,581	12,430	12,000	11,433	11,920	11,548	10,963	10,781	10,313	9,450	9,653	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	23,717	23,717	$ 23,717	24,292	23,416	23,954		23,410	22,830	22,468	21,978	21,121	21,841	21,176	20,305	20,187	19,261	17,634	18,180		18,965		19,510	18,821	17,788	17,981	17,726	17,196	17,703	16,519	17,196	15,958	15,050	16,643	17,279	16,151		17,638	17,617	19,150	18,744		19,241	20,235	19,457		19,937	18,969	19,786	19,303	19,171	18,921	18,631	17,851	17,387	16,993	17,071	16,313	14,523	14,885	15,381	14,494	13,766	13,339	12,783	11,547	13,349	14,522	14,684	14,184	13,846	13,477	13,200	13,520	13,481	12,652	13,450	13,011	12,849	12,515	11,599	12,478	12,298	13,294	13,236	13,133	12,749	12,818	12,802	12,681	12,959	13,527	12,804	12,601	12,362	12,110	11,881	11,835	11,514	11,462	11,214	11,042	10,908	10,611	10,328	10,110	10,034	10,207	10,145	10,111	9,693	9,752	9,740	9,598	8,936	8,998	9,575	9,751	9,832	9,117	9,460	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	$ 24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		US00
Account Value	11,456	$ 11,456	$ 11,456	11,644	11,528	11,817		11,660	11,497	11,237	11,130	10,945	11,215	11,122	11,276	11,290	10,886	10,428	10,592		10,862		10,931	10,940	10,980	11,100	11,030	10,757	11,034	10,712	10,757	10,381	10,525	11,010	11,317	11,062		11,212	11,164	11,590	11,924		12,077	12,335	12,376		12,327	12,325	12,444	12,461	12,328	12,225	12,188	12,084	12,213	12,435	12,533	12,519	12,398	12,459	12,461	12,565	12,374	12,291	12,229	12,019	12,105	11,888	11,652	11,664	11,670	11,639	11,709	11,399	11,369	11,223	11,024	11,022	10,810	10,811	10,702	10,507	10,446	10,529	10,597	10,528	10,527	10,538	10,465	10,541	10,474	10,573	10,697	10,647	10,661	10,653	10,709	10,610	10,566	10,575	10,492	10,414	10,418	10,348	10,324	10,312	10,565	10,651	10,660	10,675	10,606	10,413	10,408	10,370	10,280	10,205	10,060	10,094	10,122	10,119	10,051		10,066	9,994	10,103	10,128	10,167	10,116	10,221	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	24,183	24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			NDUEACWF
Account Value	$ 24,183	24,183	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538		19,338		19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469		17,985	17,964	19,527	19,113		19,620	20,633	19,839		20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646		10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
J.P. Morgan CLOIE Balanced Mezzanine Index
Account Value [Line Items]
Line Graph and Table Measure Name	JCLOBAME
Account Value	$ 10,285	10,285	$ 10,285	10,205	10,123	10,025	$ 10,000
MVIS® GDP Africa Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVAFKTR
Account Value	9,764	9,764	$ 9,764	10,109	10,319	10,607		10,174	9,956	9,703	9,543	9,220	9,141	8,145	8,356	8,689	8,446	7,854	8,326		8,524		9,181	8,355	8,274	8,728	8,831	8,922	9,319	8,774	9,107	8,022	7,911	8,625	8,907	8,711		9,962	10,257	11,018	10,900		10,541	10,444	10,029		10,592	10,296	10,763	10,648	10,676	11,064	10,593	10,256	10,339	10,271	9,981	9,297	8,556	8,338	8,460	8,173	7,731	7,216	7,059	6,043	8,091	9,020	9,579	9,101	8,958	8,857	8,926	9,370	9,828	9,110	9,735	9,498	9,589	9,631	8,807	8,837	8,690	9,325	9,490	10,148	10,124	10,390	10,882	10,912	10,999	11,147	10,614	10,145	9,770	9,724	9,991	9,817	9,201	9,120	8,904	8,718	8,682	8,732	8,249	7,845	8,312	8,208	8,010	8,308	7,929	8,034	8,326	7,445	6,745	6,489	7,093	7,230	7,808	7,622	7,836		8,488	9,386	9,681	10,167	9,519	9,663	9,591	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
MVIS® Global Agribusiness Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVMOOTR
Account Value	15,094	15,094	$ 15,094	16,215	16,091	17,000		16,588	16,227	15,807	16,341	16,143	16,939	16,357	16,012	17,172	16,065	15,835	17,218		18,259		19,110	17,805	16,841	18,662	18,993	19,417	20,081	18,799	19,875	18,998	17,275	19,409	19,596	18,474		21,206	21,095	22,333	20,500		19,826	20,354	19,158		20,094	19,231	19,544	19,309	19,160	19,518	19,193	18,391	17,804	16,582	16,348	15,607	13,781	14,031	14,109	13,288	12,482	12,182	11,573	10,685	12,433	13,543	14,253	13,574	13,682	13,484	13,500	13,715	13,666	12,416	13,176	12,770	12,693	12,598	11,683	12,567	12,374	13,223	13,039	12,843	12,498	12,559	12,458	12,368	12,553	12,932	12,441	12,170	11,956	11,709	11,198	11,274	10,938	10,909	10,862	10,622	10,699	10,623	10,220	9,904	9,613	9,703	9,937	9,554	9,311	9,562	9,506	9,086	8,700	8,540	9,084	9,235	9,214	8,702	9,497		10,198	10,468	10,811	10,365	10,188	10,572	10,113	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	$ 34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
MVIS® US Business Development Companies Index
Account Value [Line Items]
Line Graph and Table Measure Name		MVBDCTRG
Account Value	24,659	$ 24,659	$ 24,659	24,498	23,503	23,276		23,117	23,463	23,417	23,727	22,805	22,542	21,705	21,712	21,375	20,520	19,292	20,177		19,856		19,878	18,814	17,993	17,824	17,652	18,480	18,232	16,846	17,813	17,009	15,195	17,828	17,854	16,492		17,675	18,299	19,134	18,784		18,822	18,424	17,910		18,367	17,569	17,564	17,334	17,214	17,119	16,814	15,824	15,141	13,716	13,411	13,106	10,788	11,278	11,335	10,822	10,853	10,855	9,685	8,112	13,198	14,685	14,598	14,442	13,974	14,081	13,755	13,726	13,567	13,073	13,512	12,996	13,119	12,721	11,318	12,444	12,377	12,901	13,084	12,896	12,313	12,369	11,913	11,721	11,380	11,814	11,964	12,083	11,945	12,279	11,768	12,442	12,349	12,130	12,909	12,721	12,608	12,022	11,939	11,588	11,140	11,296	11,468	10,965	10,368	10,081	10,229	10,012	9,240	9,002	9,564	10,280	9,525	9,131	9,938		9,878	10,123	10,402	10,555	10,419	10,425	9,865	10,000
MVIS® Brazil Small-Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVBRFTR
Account Value	7,953	7,953	$ 7,953	8,829	9,514	10,274		10,091	9,620	9,530	9,967	10,325	11,555	11,319	11,266	12,116	11,033	9,654	10,727		11,125		12,332	11,706	10,097	9,007	8,626	8,558	9,551	8,814	9,095	10,237	9,434	9,958	9,108	8,636		11,186	10,918	12,387	10,683		10,949	10,141	9,556		9,850	11,475	13,043	13,551	14,662	13,939	12,695	11,694	11,304	11,814	12,751	11,520	9,300	9,730	10,379	10,834	9,692	8,771	8,469	7,709	13,401	15,301	15,960	13,679	13,792	13,160	13,173	14,252	13,530	12,329	12,387	12,150	12,776	13,036	11,285	11,040	11,188	9,340	9,322	10,524	9,921	10,757	12,571	13,056	13,457	13,895	12,727	12,111	12,456	12,865	12,292	11,444	10,127	10,126	10,443	10,174	10,354	9,489	8,325	8,036	9,298	8,418	8,567	8,473	7,478	6,201	6,681	6,196	4,978	4,658	5,150	5,367	5,559	5,045	5,825		6,762	7,828	7,744	8,476	7,620	8,580	8,625	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	$ 34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
FTSE Chinese Broad Bond 0-10 Years
Account Value [Line Items]
Line Graph and Table Measure Name		CFIICNDS
Account Value	13,312	$ 13,312	13,312	13,339	13,496	13,711		13,530	13,268	13,072	13,066	13,022	12,957	13,025	12,980	12,964	12,809	12,439	12,488		12,563		12,719	12,442	12,655	12,939	12,977	12,740	13,055	12,723	12,416	12,118	12,385	12,810	12,988	12,987		13,036	13,031	13,561	13,636		13,560	13,466	13,367		13,201	13,095	13,095	13,028	12,878	13,038	12,766	12,514	12,591	12,653	12,528	12,279	12,064	11,842	11,733	11,528	11,433	11,369	11,658	11,445	11,514	11,449	11,294	11,144	11,028	10,904	10,868	11,213	11,170	11,005	11,227	11,344	11,340	11,308	10,949	10,739	10,593	10,641	10,682	10,707	10,859	11,152	11,283	11,220	11,008	10,974	10,570	10,385	10,406	10,434	10,452	10,265	10,174	10,073	9,912	10,005	10,024	10,057	9,884	10,125	10,428	10,557	10,475	10,514	10,362	10,409	10,508	10,653	10,444	10,344	10,368	10,406	10,575	10,352	10,175		10,470	10,367	10,342	10,257	10,084	10,107	10,017	10,000
ChinaBond China High Quality Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		CHQU01TR
Account Value	13,483	$ 13,483	13,483	13,418	13,530	13,753		13,584	13,338	13,105	13,067	13,022	12,958	13,025	12,980	12,964	12,810	12,440	12,489		12,564		12,719	12,443	12,655	12,939	12,977	12,740	13,056	12,723	12,417	12,119	12,385	12,810	12,989	12,988		13,037	13,031	13,562	13,636		13,560	13,467	13,367		13,202	13,096	13,095	13,028	12,878	13,039	12,766	12,514	12,592	12,654	12,528	12,279	12,065	11,843	11,734	11,529	11,434	11,370	11,658	11,446	11,515	11,449	11,295	11,145	11,028	10,904	10,869	11,214	11,170	11,006	11,227	11,345	11,340	11,309	10,949	10,740	10,593	10,641	10,683	10,708	10,859	11,152	11,284	11,221	11,008	10,974	10,570	10,385	10,407	10,434	10,452	10,265	10,175	10,074	9,913	10,005	10,024	10,057	9,884	10,126	10,428	10,557	10,476	10,514	10,363	10,410	10,508	10,654	10,444	10,344	10,368	10,407	10,575	10,353	10,175		10,470	10,367	10,342	10,258	10,085	10,108	10,017	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		US00
Account Value	11,456	$ 11,456	$ 11,456	11,644	11,528	11,817		11,660	11,497	11,237	11,130	10,945	11,215	11,122	11,276	11,290	10,886	10,428	10,592		10,862		10,931	10,940	10,980	11,100	11,030	10,757	11,034	10,712	10,757	10,381	10,525	11,010	11,317	11,062		11,212	11,164	11,590	11,924		12,077	12,335	12,376		12,327	12,325	12,444	12,461	12,328	12,225	12,188	12,084	12,213	12,435	12,533	12,519	12,398	12,459	12,461	12,565	12,374	12,291	12,229	12,019	12,105	11,888	11,652	11,664	11,670	11,639	11,709	11,399	11,369	11,223	11,024	11,022	10,810	10,811	10,702	10,507	10,446	10,529	10,597	10,528	10,527	10,538	10,465	10,541	10,474	10,573	10,697	10,647	10,661	10,653	10,709	10,610	10,566	10,575	10,492	10,414	10,418	10,348	10,324	10,312	10,565	10,651	10,660	10,675	10,606	10,413	10,408	10,370	10,280	10,205	10,060	10,094	10,122	10,119	10,051		10,066	9,994	10,103	10,128	10,167	10,116	10,221	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
ChiNext Index
Account Value [Line Items]
Line Graph and Table Measure Name			SZ988107
Account Value	12,760	12,760	$ 12,760	13,410	13,235	13,551		9,712	10,165	10,036	10,791	11,079	10,784	10,785	9,416	11,472	11,600	11,540	11,788		12,383		13,447	13,104	13,209	14,348	14,922	14,905	16,302	14,380	13,995	13,249	13,775	15,891	16,894	17,896		15,357	14,873	17,791	19,387		19,415	22,154	22,767		22,470	21,384	21,226	22,067	22,901	22,113	20,643	18,692	20,553	21,497	20,302	18,248	17,960	16,852	17,635	17,453	14,864	12,546	12,887	11,682	13,008	12,538	11,823	10,866	10,988	10,433	10,308	10,522	10,175	9,712	10,876	11,455	10,573	8,568	8,201	8,764	8,496	9,814	9,990	10,903	11,416	12,870	12,783	13,817	13,519	13,548	13,195	12,996	13,390	12,845	12,687	11,829	11,796	11,068	11,130	11,306	11,291	10,954	10,963	12,065	12,100	12,071	12,444	12,119	12,448	12,265	12,346	12,691	10,801	11,336	15,065	15,034	14,638	12,619	12,699		15,795	17,399	20,881	17,138	14,849	12,336	11,133	10,000
J.P. Morgan Collateralized Loan Obligation Index
Account Value [Line Items]
Line Graph and Table Measure Name			JCLOAGTR
Account Value	12,294	12,294	$ 12,294	12,225	12,152	12,073		11,991	11,933	11,855	11,797	11,697	11,614	11,531	11,459	11,352	11,229	11,090	11,054		10,988		10,901	10,726	10,621	10,571	10,472	10,496	10,436	10,269	10,186	10,000	9,967	10,126	10,035	9,978	$ 10,000
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			BCOMTR
Account Value	10,165	10,165	$ 10,165	10,062	10,022	10,211		9,737	9,733	10,142	10,300	10,123	9,857	9,542	9,684	9,646	9,913	10,141	10,114		10,185	10,000
UBS CM Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name			CMCITR
Account Value	10,384	10,384	$ 10,384	10,285	10,311	10,415		10,071	10,109	10,505	10,634	10,600	10,310	9,880	9,966	9,803	10,029	10,129	10,208		10,173	$ 10,000
MVIS® Digital India Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVDINDTR
Account Value	13,508	13,508	$ 13,508	13,581	12,921	13,568		13,542	12,864	12,055	10,850	10,983	11,074	11,348	10,997	10,421	9,736	9,038	9,308		9,185		8,923	8,777	8,330	8,003	7,813	7,861	7,898	7,833	8,448	7,980	7,894	8,344	8,302	7,951		8,612	9,307	10,255	9,626	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	13,760	13,760	$ 13,760	14,096	13,314	13,436		13,155	12,844	12,689	12,250	11,671	12,168	11,789	11,191	11,006	10,528	9,647	9,854		10,348		10,515	10,188	9,556	9,515	9,369	9,037	9,263	8,715	9,248	8,759	8,103	8,925	9,304	8,519		9,285	9,268	10,153	9,790	$ 10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name			GDMNTR
Account Value	20,969	20,969	$ 20,969	22,937	24,688	24,342		23,617	23,054	20,786	21,586	20,367	19,194	16,047	17,090	18,953	18,734	16,833	16,160		17,590		18,759	17,945	18,400	20,122	19,416	16,360	19,087	17,136	16,946	14,236	14,106	14,045	15,398	16,146		18,731	20,662	22,503	20,206		17,692	18,754	18,355		18,296	16,960	18,798	20,138	19,536	22,608	19,778	18,615	17,990	19,904	20,694	19,790	21,430	22,369	24,125	24,528	20,848	19,597	18,554	13,383	15,150	16,491	16,731	15,299	15,848	15,191	16,881	15,127	14,466	12,149	11,787	12,652	12,558	12,763	11,875	10,720	10,591	10,390	10,421	11,918	12,468	12,501	12,483	12,276	11,941	13,257	13,003	12,436	12,468	12,732	13,628	12,639	12,205	12,566	12,334	12,580	12,664	13,182	11,595	11,469	13,479	14,542	14,015	16,746	15,215	12,397	14,077	10,991	10,570	7,768	7,518	7,452	8,145	7,457	7,632		7,478	9,643	10,641	10,957	9,936	11,529	12,035	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
MVIS® Global Clean-Tech Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVGMETTR
Account Value	6,555	6,555	$ 6,555	7,259	7,471	7,907		7,104	7,319	7,455	8,168	7,974	7,359	6,614	6,618	7,417	6,738	6,572	7,443		7,636		8,567	8,034	7,602	8,324	8,410	8,695	9,681	8,405	8,985	7,746	7,625	8,222	8,382	8,419		9,595	9,132	10,684	10,922		9,583	10,035	9,937	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	13,182	13,182	$ 13,182	13,504	12,755	12,872		12,603	12,304	12,156	11,735	11,181	11,657	11,293	10,721	10,544	10,086	9,242	9,440		9,913		10,073	9,760	9,155	9,115	8,975	8,657	8,874	8,349	8,860	8,391	7,762	8,550	8,913	8,161		8,895	8,879	9,727	9,379		9,668	10,196	9,758	$ 10,000
Market Grader India All-Cap Growth Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name			MGINGRNR
Account Value	13,710	13,710	$ 13,710	13,883	13,962	14,846		14,751	14,429	13,714	12,794	12,893	12,520	12,758	12,130	11,647	10,733	9,873	10,054		9,783		9,677	9,385	8,933	8,604	8,199	8,147	8,487	8,365	8,726	8,293	8,138	8,638	8,540	7,821		8,672	9,708	10,161	9,578		10,138	10,776	10,239		10,460	10,728	10,771	10,171	9,794	9,591	8,844	8,549	8,170	8,097	8,213	7,587	7,040	7,016	6,816	6,570	5,986	5,670	5,641	4,860	7,391	8,250	7,754	7,749	7,784	7,546	7,408	7,833	8,879	9,659	9,782	10,221	9,032	9,308	9,966	9,769	9,158	9,306	11,640	11,632	11,282	12,559	13,804	13,158	14,554	15,505	15,875	14,919	14,410	12,937	13,478	13,918	13,114	13,157	13,424	12,378	11,496	10,610	9,720	9,869	11,319	10,742	10,599	10,419	9,825	9,241	9,377	8,861	7,503	8,934	10,212	9,912	9,773	9,364	9,136		10,666	9,614	9,978	10,035	10,464	11,004	10,678	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
MVIS® Indonesia Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVIDXTR
Account Value	8,123	8,123	$ 8,123	8,305	8,947	9,330		9,298	8,450	8,216	8,141	8,330	8,408	8,413	8,311	8,804	8,523	8,014	8,827		9,041		9,153	8,959	8,886	9,257	8,870	8,839	9,019	8,622	9,140	9,205	9,359	9,853	9,514	9,421		10,299	10,624	10,160	9,767		9,428	9,532	9,408		9,660	8,998	8,856	8,429	8,575	8,973	9,126	9,061	9,575	9,435	9,693	9,135	7,946	7,405	8,268	8,040	7,713	7,247	6,985	5,998	8,704	10,046	10,553	9,930	10,249	9,930	10,226	10,622	10,515	9,952	10,449	10,325	10,328	10,828	9,919	9,822	8,820	9,298	9,514	9,478	9,233	10,039	10,014	10,436	11,259	11,609	10,942	10,223	10,331	10,220	10,420	10,399	10,367	10,199	10,047	9,791	9,460	9,308	9,217	8,895	9,999	9,933	9,807	9,679	9,157	8,320	8,683	8,759	8,441	7,949	7,813	7,503	7,675	6,611	7,486		8,308	8,811	9,565	9,363	10,141	10,116	9,900	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	$ 34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
ICE BofA ML Global ex-US Issuers High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		HXUS
Account Value	14,406	$ 14,406	14,406	14,516	14,597	14,784		14,519	14,171	13,902	13,864	13,578	13,709	13,623	13,563	13,537	13,047	12,408	12,530		12,677		12,771	12,554	12,288	12,499	12,359	12,236	12,503	11,943	11,679	10,909	10,808	11,469	11,621	11,338		12,288	12,346	12,993	13,248		13,730	14,106	13,920		14,253	14,448	14,716	14,626	14,704	14,828	14,640	14,373	14,557	14,482	14,510	14,126	13,421	13,393	13,619	13,354	12,759	12,389	11,849	11,236	13,120	13,334	13,278	13,004	12,949	12,727	12,668	12,775	12,763	12,360	12,501	12,361	12,285	12,106	11,698	11,675	11,816	12,042	11,914	12,059	11,860	11,935	12,232	12,300	12,299	12,511	12,260	12,212	12,169	12,132	12,034	11,944	11,691	11,632	11,457	11,225	11,198	11,114	10,849	10,690	10,886	10,955	10,886	10,712	10,442	10,406	10,476	10,152	9,556	9,524	9,688	9,846	10,008	9,686	9,944		10,071	10,095	10,157	10,181	9,791	9,958	9,708	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		US00
Account Value	11,456	$ 11,456	$ 11,456	11,644	11,528	11,817		11,660	11,497	11,237	11,130	10,945	11,215	11,122	11,276	11,290	10,886	10,428	10,592		10,862		10,931	10,940	10,980	11,100	11,030	10,757	11,034	10,712	10,757	10,381	10,525	11,010	11,317	11,062		11,212	11,164	11,590	11,924		12,077	12,335	12,376		12,327	12,325	12,444	12,461	12,328	12,225	12,188	12,084	12,213	12,435	12,533	12,519	12,398	12,459	12,461	12,565	12,374	12,291	12,229	12,019	12,105	11,888	11,652	11,664	11,670	11,639	11,709	11,399	11,369	11,223	11,024	11,022	10,810	10,811	10,702	10,507	10,446	10,529	10,597	10,528	10,527	10,538	10,465	10,541	10,474	10,573	10,697	10,647	10,661	10,653	10,709	10,610	10,566	10,575	10,492	10,414	10,418	10,348	10,324	10,312	10,565	10,651	10,660	10,675	10,606	10,413	10,408	10,370	10,280	10,205	10,060	10,094	10,122	10,119	10,051		10,066	9,994	10,103	10,128	10,167	10,116	10,221	10,000
BlueStar® Israel Global Index
Account Value [Line Items]
Line Graph and Table Measure Name			BLSNTR
Account Value	17,241	17,241	$ 17,241	16,767	15,517	15,335		15,248	14,491	14,066	14,043	13,647	14,719	14,623	13,647	13,725	12,635	10,964	12,830		13,237		14,169	13,465	13,337	13,396	13,717	13,700	14,475	13,642	14,455	14,417	13,669	15,607	15,402	14,028		15,266	16,012	17,491	17,344		16,871	18,337	17,854		18,667	17,536	17,878	17,549	17,654	17,261	17,348	16,335	16,838	16,882	16,537	14,994	13,444	13,179	13,769	13,030	12,071	12,293	11,626	10,387	12,458	13,196	12,903	12,901	12,244	11,914	11,888	12,188	11,771	11,266	11,765	11,431	11,447	11,220	10,139	11,402	11,088	11,859	12,121	11,536	11,130	11,227	10,674	10,621	10,915	11,334	10,828	10,526	10,429	10,424	10,053	10,744	10,798	10,635	10,384	10,165	10,009	9,631	9,393	9,398	9,228	9,641	9,709	9,594	9,137	9,340	9,396	9,603	9,151	9,188	9,900	10,134	10,234	9,765	10,540		11,432	10,953	11,076	10,876	10,590	10,246	9,759	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	$ 34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
JPMorgan GBI-EMG Core Index
Account Value [Line Items]
Line Graph and Table Measure Name		GBIEMCOR
Account Value	10,118	$ 10,118	10,118	10,301	10,354	10,845		10,520	10,216	9,989	10,112	9,940	10,135	10,140	10,173	10,367	10,129	9,628	9,695		10,039		10,289	10,062	9,790	9,872	9,798	9,438	9,688	9,347	9,153	8,584	8,668	9,089	9,060	9,058		9,460	9,337	9,879	10,032		10,435	10,407	10,282		10,599	10,750	11,124	11,038	11,090	11,214	10,947	10,713	11,052	11,345	11,465	11,073	10,496	10,451	10,642	10,673	10,333	10,262	9,779	9,429	10,608	10,962	11,082	10,659	10,868	10,611	10,526	10,991	10,879	10,289	10,304	10,333	10,488	10,599	10,062	9,934	9,689	9,803	9,590	10,240	10,017	10,335	10,925	11,240	11,127	11,254	10,808	10,621	10,438	10,733	10,763	10,591	10,391	10,336	10,146	10,029	9,819	9,653	9,426	9,254	9,946	10,014	9,835	9,838	9,765	9,235	9,745	9,498	8,716	8,589	8,573	8,766	8,961	8,597	8,832		9,310	9,547	9,664	9,907	9,625	9,899	10,029	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		US00
Account Value	11,456	$ 11,456	$ 11,456	11,644	11,528	11,817		11,660	11,497	11,237	11,130	10,945	11,215	11,122	11,276	11,290	10,886	10,428	10,592		10,862		10,931	10,940	10,980	11,100	11,030	10,757	11,034	10,712	10,757	10,381	10,525	11,010	11,317	11,062		11,212	11,164	11,590	11,924		12,077	12,335	12,376		12,327	12,325	12,444	12,461	12,328	12,225	12,188	12,084	12,213	12,435	12,533	12,519	12,398	12,459	12,461	12,565	12,374	12,291	12,229	12,019	12,105	11,888	11,652	11,664	11,670	11,639	11,709	11,399	11,369	11,223	11,024	11,022	10,810	10,811	10,702	10,507	10,446	10,529	10,597	10,528	10,527	10,538	10,465	10,541	10,474	10,573	10,697	10,647	10,661	10,653	10,709	10,610	10,566	10,575	10,492	10,414	10,418	10,348	10,324	10,312	10,565	10,651	10,660	10,675	10,606	10,413	10,408	10,370	10,280	10,205	10,060	10,094	10,122	10,119	10,051		10,066	9,994	10,103	10,128	10,167	10,116	10,221	10,000
MVIS® Global Junior Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVGDXJTR
Account Value	21,129	21,129	$ 21,129	22,980	24,921	23,595		22,130	22,037	20,333	21,708	19,623	18,469	15,201	16,317	18,261	18,272	15,934	15,353		17,124		17,779	16,795	17,481	18,861	18,785	15,895	18,383	16,815	16,540	13,854	13,753	13,887	15,744	15,097		18,563	20,350	22,051	20,310		17,928	19,615	19,634		19,925	17,599	19,816	21,042	21,388	25,120	21,787	20,513	21,160	23,081	24,827	22,415	23,860	24,943	26,951	27,105	22,092	20,647	18,342	12,872	16,588	18,515	18,968	16,889	17,374	16,281	18,337	16,931	15,566	13,052	13,025	14,101	14,432	14,612	13,341	11,792	12,066	12,059	12,221	13,965	14,364	14,396	14,345	14,093	13,789	14,785	15,032	13,903	14,037	14,737	15,715	14,679	14,646	13,872	14,258	15,987	16,327	16,689	14,156	14,442	17,015	18,654	17,630	20,962	17,946	14,234	16,084	11,758	10,829	8,021	8,085	7,865	8,603	8,185	8,447		8,071	10,055	10,763	10,482	9,608	11,096	11,467	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
MVIS® Global Low Carbon Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVSMOGTR
Account Value	20,709	20,709	$ 20,709	21,181	21,290	23,311		21,305	21,242	19,911	21,436	19,755	20,176	20,059	19,551	22,723	20,990	19,072	21,323		23,327		26,157	24,764	23,162	23,248	24,483	23,510	24,500	22,404	24,359	22,197	22,638	26,002	27,218	24,820		25,805	25,444	28,951	28,443		27,172	31,810	34,044		34,784	29,577	32,097	31,141	31,705	29,612	29,997	30,850	31,891	34,683	32,519	28,937	22,609	21,496	21,437	18,242	15,963	15,072	13,885	11,785	14,522	15,165	14,758	13,541	12,912	12,449	12,110	12,861	12,633	11,486	12,766	12,067	12,316	11,833	10,663	11,403	10,447	11,194	11,718	11,623	11,159	11,665	11,646	11,536	11,728	12,072	11,673	11,294	11,803	11,346	11,031	11,403	11,228	11,068	10,749	10,367	10,182	9,973	9,541	9,273	9,525	9,857	9,727	9,626	9,229	9,457	9,703	9,818	9,178	9,137	10,154	9,721	9,721	9,152	9,689		10,801	11,303	11,692	11,323	10,657	10,789	9,745	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	$ 34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
MVIS® US Mortgage REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name		MVMORTTG
Account Value	11,905	$ 11,905	$ 11,905	12,411	12,089	12,731		12,566	12,297	11,556	11,500	11,018	11,730	11,207	11,294	11,847	10,956	9,586	10,731		11,293		11,539	11,057	9,813	10,140	9,976	10,964	11,931	10,263	11,110	10,257	9,026	11,860	12,827	11,203		12,541	12,175	13,341	12,876		13,793	13,999	13,820		14,719	14,164	14,446	14,086	14,529	14,286	14,244	13,624	12,895	11,813	12,012	11,286	9,532	9,536	9,666	9,465	8,997	7,858	7,630	6,428	14,597	15,997	15,469	14,964	14,768	14,381	13,532	14,387	14,088	13,412	14,324	14,031	13,854	13,870	12,678	13,613	13,399	13,673	13,897	13,825	13,344	13,117	12,737	12,697	11,881	12,294	13,216	12,915	12,832	13,250	13,057	12,857	12,821	12,511	12,664	12,195	11,851	11,235	11,109	11,048	10,862	10,867	10,807	10,689	10,305	9,977	9,546	9,357	8,732	8,512	9,019	9,230	9,092	9,093	9,350		9,724	9,450	10,216	10,175	10,233	10,141	9,982	10,000
MarketVector™ Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVGNRTR
Account Value	17,655	17,655	$ 17,655	19,186	19,103	19,909		19,366	19,331	18,895	19,766	19,159	19,225	17,833	17,768	18,401	17,722	17,162	17,973		18,228		18,728	17,587	16,490	18,031	18,009	18,020	19,012	17,966	18,534	17,066	15,327	16,870	16,848	16,019		18,798	18,353	19,361	17,821		17,059	16,745	15,833		16,472	15,700	15,881	15,794	15,928	16,384	15,863	15,383	14,854	13,553	13,349	12,550	10,712	10,933	11,359	10,746	10,221	9,998	9,579	8,522	10,471	11,691	12,552	11,871	11,755	11,598	11,335	11,891	12,080	11,018	11,883	11,763	11,704	11,587	10,588	11,167	11,189	12,068	11,795	11,957	11,817	11,950	11,811	11,482	11,653	12,297	11,821	11,339	11,178	11,018	10,650	10,683	10,220	10,239	10,338	10,354	10,383	10,451	10,068	9,805	9,542	9,669	9,578	9,614	9,320	9,125	9,461	8,685	8,076	7,702	8,051	8,467	8,686	7,938	8,656		9,245	9,863	10,308	10,437	9,769	10,320	9,839	10,000
VanEck® Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name			RVEIT
Account Value	18,021	18,021	$ 18,021	19,504	19,006	19,745		19,266	19,159	18,815	19,477	19,059	19,163	17,833	17,768	18,401	17,722	17,162	17,973		18,228		18,728	17,587	16,490	18,031	18,009	18,020	19,012	17,966	18,534	17,066	15,327	16,870	16,848	16,019		18,798	18,353	19,361	17,821		17,059	16,745	15,833		16,472	15,700	15,881	15,794	15,928	16,384	15,863	15,383	14,854	13,553	13,349	12,550	10,712	10,933	11,359	10,746	10,221	9,998	9,579	8,522	10,471	11,691	12,552	11,871	11,755	11,598	11,335	11,891	12,080	11,018	11,883	11,763	11,704	11,587	10,588	11,167	11,189	12,068	11,795	11,957	11,817	11,950	11,811	11,482	11,653	12,297	11,821	11,339	11,178	11,018	10,650	10,683	10,220	10,239	10,338	10,354	10,383	10,451	10,068	9,805	9,542	9,669	9,578	9,614	9,320	9,125	9,461	8,685	8,076	7,702	8,051	8,467	8,686	7,938	8,656		9,245	9,863	10,308	10,437	9,769	10,320	9,839	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
MarketVector™ US Listed Office and Commercial REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVORTTRG
Account Value	13,064	13,064	$ 13,064	13,776	13,391	13,267		12,630	12,165	10,623	10,445	10,328	10,946	10,530	10,569	11,181	9,525	8,437	9,260	$ 10,000
MVIS® Global Oil Refiners Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVCRAKTR
Account Value	18,159	18,159	$ 18,159	19,611	19,526	21,433		22,326	22,386	22,338	22,546	22,994	23,875	22,031	21,955	21,371	20,964	19,858	20,821		20,332		20,154	18,233	17,486	18,535	19,156	19,004	19,708	18,817	19,373	17,643	15,924	18,051	17,679	17,330		19,265	17,720	17,648	16,192		16,420	15,864	15,099		17,075	16,687	15,989	15,562	16,763	16,974	15,992	15,464	16,027	14,435	14,232	13,143	10,339	10,978	12,005	11,859	12,044	12,103	11,576	9,652	12,652	14,457	16,153	16,056	16,457	15,465	14,289	15,376	15,206	14,321	15,809	15,751	15,833	16,055	14,757	16,058	16,966	18,950	18,580	18,355	16,907	17,416	17,216	15,882	15,719	16,609	16,217	15,331	14,777	14,013	13,403	12,944	12,181	11,817	11,949	11,820	11,441	10,982	10,987	10,384	10,320	10,123	9,826	9,560	9,418	9,603	10,201	10,294	9,226	9,525	10,059	10,352	9,931	9,123	9,323	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	33,196	33,196	$ 33,196	34,006	32,121	32,415		31,737	30,985	30,613	29,552	28,156	29,355	28,440	26,999	26,552	25,399	23,273	23,773		24,963		25,367	24,578	23,054	22,954	22,602	21,801	22,346	21,025	22,311	21,130	19,547	21,530	22,446	20,551		22,400	22,359	24,495	23,618		24,347	25,675	24,574		24,746	23,125	24,253	23,538	22,992	22,467	22,311	21,181	20,292	19,748	19,949	19,210	17,315	17,788	18,491	17,251	16,330	16,011	15,284	13,547	15,456	16,842	16,849	16,355	15,782	15,448	15,164	15,408	15,190	14,190	15,153	14,563	14,286	13,841	12,814	14,086	13,805	14,818	14,734	14,269	13,757	13,673	13,351	13,300	13,647	14,169	13,402	13,254	12,860	12,567	12,313	12,275	12,028	11,953	11,787	11,668	11,654	11,209	11,000	10,787	10,402	10,595	10,593	10,578	10,202	10,176	9,996	9,958	9,325	9,338	9,825	9,983	9,953	9,179	9,412	$ 10,000
MVIS® US Listed Oil Services 25 Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVOIHTR
Account Value	4,440	4,440	$ 4,440	4,860	4,405	4,550		4,786	5,413	5,072	5,153	5,023	5,395	4,760	4,690	4,960	4,937	5,129	5,446		5,381		5,428	4,543	3,896	4,330	4,379	4,902	5,211	4,798	4,762	4,661	3,296	3,739	3,774	3,631		4,582	4,120	4,408	3,871		3,520	2,882	2,755		3,247	3,042	2,866	2,948	3,379	3,283	2,819	2,949	3,093	2,499	2,366	2,096	1,454	1,485	1,902	1,899	1,849	1,801	1,667	1,222	2,747	3,347	4,078	3,511	3,351	3,533	3,447	4,330	4,448	3,931	5,009	5,169	5,135	5,071	4,213	5,320	6,050	7,413	7,266	7,643	7,725	7,980	7,978	7,018	6,988	8,067	7,647	7,023	6,936	7,465	6,345	7,102	7,117	7,449	8,009	8,845	9,211	9,573	9,579	9,246	7,959	8,283	7,857	7,990	8,286	7,960	8,506	7,555	6,843	6,894	7,505	8,627	8,483	7,618	8,738		8,686	9,677	10,179	10,842	9,366	9,704	9,246	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	$ 34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
ICE Exchange-Listed Fixed & Adj Rate Non-Financial Pref Sec Ind
Account Value [Line Items]
Line Graph and Table Measure Name		PFAN
Account Value	15,860	$ 15,860	15,860	16,000	15,905	16,070		15,579	14,961	14,958	15,247	14,654	14,997	15,053	14,802	14,468	14,193	13,054	13,685		14,198		14,197	14,180	13,706	13,897	13,816	14,077	14,288	12,955	13,515	12,875	13,100	13,923	14,387	13,490		14,463	14,144	15,049	14,690		15,143	15,878	15,129		15,531	15,096	15,294	15,189	14,944	14,735	14,630	14,391	13,854	14,038	14,179	13,720	13,101	12,920	13,010	12,768	12,053	12,357	12,073	10,711	12,572	13,369	13,127	12,830	12,920	12,904	12,753	12,642	12,392	12,131	12,100	12,039	11,866	11,662	10,877	11,133	11,325	11,627	11,821	11,622	11,534	11,296	11,178	11,188	11,106	11,121	11,319	11,362	11,374	11,361	11,371	11,309	11,217	11,129	11,140	11,055	11,008	10,823	10,539	10,470	10,911	11,038	11,116	11,160	11,012	10,778	10,676	10,490	10,056	9,962	10,007	9,986	10,045	9,843	10,084		10,176	10,024	10,302	10,282	10,158	10,282	10,160	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		SPTR
Account Value	34,254	$ 34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
MVIS® Global Rare Earth/Strategic Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVREMXTR
Account Value	6,886	6,886	$ 6,886	7,868	7,973	7,956		6,881	7,043	7,200	8,771	8,622	8,615	8,805	8,088	10,493	9,618	9,642	11,377		12,028		13,818	14,079	13,437	13,402	13,787	14,406	15,837	12,862	15,144	14,185	13,886	15,921	15,039	14,284		17,471	16,579	20,304	18,530		17,027	18,979	19,916		18,649	16,827	18,926	17,257	13,657	13,540	12,824	11,873	13,236	11,997	10,384	8,574	6,348	6,000	6,539	6,256	5,386	5,324	5,045	4,498	5,327	6,190	6,428	5,905	5,872	5,963	5,762	6,609	7,098	7,045	6,787	7,378	7,517	6,866	6,477	7,845	7,582	8,604	8,642	9,421	9,867	10,935	11,650	11,786	12,926	13,108	12,729	11,818	11,259	10,586	9,595	8,955	7,318	7,223	7,166	7,491	8,089	7,810	7,078	7,160	6,557	6,551	6,869	6,931	6,675	6,499	6,574	5,979	5,344	4,800	5,589	6,046	6,302	5,802	6,773		7,545	8,734	10,181	10,783	9,820	10,417	9,385	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
NYSE Arca Steel Index
Account Value [Line Items]
Line Graph and Table Measure Name			STEELTR
Account Value	25,029	25,029	$ 25,029	29,401	27,699	29,063		27,529	28,939	27,441	29,404	28,307	29,827	29,018	28,513	30,288	27,847	24,908	26,013		26,800		28,071	25,417	22,068	24,143	25,289	26,152	26,903	22,848	23,461	19,948	17,912	19,881	20,254	18,595		23,622	23,384	25,467	22,488		19,602	19,926	18,151		19,665	19,258	21,812	22,579	21,606	22,018	20,627	19,399	16,843	15,029	15,465	13,476	10,861	10,461	10,408	9,668	9,319	8,804	8,034	7,390	9,919	11,344	12,751	12,062	11,330	11,132	10,699	12,227	12,848	11,528	12,637	13,104	13,109	12,985	11,426	12,383	13,149	14,155	13,590	14,750	13,940	14,708	14,875	14,064	15,107	15,189	14,046	12,682	12,673	12,614	12,754	12,301	11,504	10,916	11,359	12,048	12,777	12,289	11,270	11,698	9,796	9,121	8,774	9,489	8,155	7,363	8,749	7,372	5,762	5,201	5,784	6,316	6,717	6,102	7,185		7,614	8,592	9,324	9,966	8,806	9,595	8,927	10,000
MVIS® Global Uranium & Nuclear Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVNLRTR
Account Value	20,598	20,598	$ 20,598	23,878	22,839	21,076		18,993	19,789	20,200	21,760	19,450	19,102	18,571	19,018	17,965	17,707	16,705	17,030		15,408		14,680	14,277	13,078	13,563	13,335	13,287	13,964	13,229	13,341	12,640	12,146	13,236	13,030	12,248		13,294	13,009	13,409	12,672		12,449	12,899	12,425		12,800	12,219	12,400	11,950	12,076	12,511	12,363	12,103	10,984	11,194	11,397	10,957	10,234	10,046	10,095	10,048	9,590	10,052	9,645	8,972	10,539	11,338	11,045	10,681	10,870	11,030	10,891	10,991	11,275	10,849	11,315	11,444	11,438	11,210	10,982	11,208	11,060	11,267	11,110	11,119	10,873	10,771	10,916	10,399	10,128	10,433	10,476	11,096	10,921	10,511	10,787	10,525	10,257	10,533	10,102	10,149	10,028	9,743	9,719	9,251	9,577	9,619	9,585	10,015	9,966	9,596	9,610	9,718	9,087	9,059	9,019	8,922	9,326	9,000	9,160		9,681	9,332	9,799	9,665	9,549	9,697	10,061	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	34,254	34,254	$ 34,254	35,090	33,145	33,448		32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531		25,759		26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206		23,114	23,071	25,276	24,371		25,123	26,494	25,357		25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,647	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712		10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
MarketVector™ Vietnam Local Index
Account Value [Line Items]
Line Graph and Table Measure Name			MVVNMLTR
Account Value	7,961	7,961	$ 7,961	8,054	8,230	8,737		8,597	8,238	8,317	8,648	8,370	9,288	9,093	8,661	8,783	8,491	7,447	8,782		9,781		9,548	8,509	8,028	7,750	7,777	7,267	8,120	7,475	7,730	7,250	8,266	9,619	9,247	9,120		10,107	10,829	11,933	12,223		12,297	13,354	12,932		12,676	12,040	12,144	11,957	12,758	12,122	11,713	10,987	10,861	10,408	10,759	9,787	9,049	9,051	8,958	8,418	8,166	8,245	7,566	6,484	8,353	9,135	9,742	9,688	9,873	9,885	9,468	9,726	9,660	9,596	10,029	9,933	9,844	9,203	8,877	9,247	9,058	9,999	9,832	9,601	9,416	9,826	10,687	11,462	11,109	11,366	10,274	9,914	9,279	8,662	8,595	8,647	8,642	8,310	8,173	8,133	7,887	7,724	7,509	7,591	8,151	8,545	8,566	8,451	8,224	8,055	8,109	7,817	7,752	7,738	8,297	8,484	9,193	8,393	8,708		9,883	9,657	9,357	9,333	8,996	10,159	9,764	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			SPTR
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 35,090	$ 33,145	$ 33,448		$ 32,749	$ 31,973	$ 31,589	$ 30,494	$ 29,054	$ 30,291	$ 29,347	$ 27,859	$ 27,399	$ 26,208	$ 24,015	$ 24,531		$ 25,759		$ 26,176	$ 25,361	$ 23,789	$ 23,686	$ 23,322	$ 22,496	$ 23,059	$ 21,696	$ 23,022	$ 21,804	$ 20,170	$ 22,217	$ 23,161	$ 21,206		$ 23,114	$ 23,071	$ 25,276	$ 24,371		$ 25,123	$ 26,494	$ 25,357		$ 25,534	$ 23,863	$ 25,026	$ 24,288	$ 23,724	$ 23,183	$ 23,022	$ 21,856	$ 20,939	$ 20,377	$ 20,585	$ 19,823	$ 17,867	$ 18,355	$ 19,080	$ 17,801	$ 16,850	$ 16,522	$ 15,771	$ 13,979	$ 15,949	$ 17,379	$ 17,386	$ 16,877	$ 16,286	$ 15,940	$ 15,647	$ 15,899	$ 15,674	$ 14,642	$ 15,636	$ 15,027	$ 14,741	$ 14,282	$ 13,223	$ 14,535	$ 14,245	$ 15,290	$ 15,203	$ 14,724	$ 14,195	$ 14,108	$ 13,777	$ 13,724	$ 14,082	$ 14,621	$ 13,829	$ 13,677	$ 13,270	$ 12,967	$ 12,705	$ 12,666	$ 12,411	$ 12,334	$ 12,163	$ 12,039	$ 12,025	$ 11,566	$ 11,351	$ 11,131	$ 10,733	$ 10,933	$ 10,931	$ 10,915	$ 10,527	$ 10,500	$ 10,315	$ 10,275	$ 9,622	$ 9,635	$ 10,138	$ 10,301	$ 10,270	$ 9,471	$ 9,712		$ 10,335	$ 10,123	$ 10,323	$ 10,192	$ 10,095	$ 10,257	$ 9,700	$ 10,000